Risks and Concentration - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Net Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration of revenues percentage	11.00%	18.00%	11.00%
Maximum | Unfavorable Regulatory Action | Internet Audio-Visual Program Transmission License
Concentration Risk [Line Items]
Fine to be paid for lack of license	¥ 30,000